GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements reflect the following:
•They have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted pursuant to Regulation (EC) No 1606/2002 as it applies within the European Union (EU) and in accordance with international accounting standards in conformity with the provisions of the UK Companies Act 2006 (the Companies Act). There are no differences between IFRS as adopted pursuant to Regulation (EC) No 1606/2002 as it applies within the EU and IFRS as issued by the IASB that have an impact for the years presented.
•They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2020, as described below under accounting policies.
•They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.
•They have been prepared on a going concern basis (refer to page 110).

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights. Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.

Foreign currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the year ended			Closing as at
	31 December 2020	31 December 2019	31 December 2018	31 December 2020	31 December 2019
UK Sterling	1.13	1.14	1.13	1.11	1.18
US Dollar	0.88	0.89	0.85	0.81	0.89
Norwegian Krone	0.09	0.10	0.10	0.10	0.10
Swedish Krone	0.10	0.09	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01

Function currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the year ended			Closing as at
	31 December 2020	31 December 2019	31 December 2018	31 December 2020	31 December 2019
UK Sterling	1.13	1.14	1.13	1.11	1.18
US Dollar	0.88	0.89	0.85	0.81	0.89
Norwegian Krone	0.09	0.10	0.10	0.10	0.10
Swedish Krone	0.10	0.09	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01

Reporting periods
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2020, 31 December 2019 and 31 December 2018.
Typically, sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.
During 2020, COVID-19 and related response measures, particularly during the second quarter, significantly impacted the normal seasonality of our business.
The following table summarises the number of selling days for the years ended 31 December 2020, 31 December 2019 and 31 December 2018 (based on a standard five day selling week):

	First Half	Second Half	Full Year
2020	128	134	262
2019	129	132	261
2018	130	131	261

Significant judgements and estimates
Significant judgements and estimates
The preparation of these consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods. The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below.
Significant estimates
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration based upon historical customer experience, expected customer performance and/or estimated sales volumes. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 14 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on an assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 20 for further details regarding income taxes.
Intangible assets and goodwill
Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash generating unit (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s estimation of the future cash flows expected to arise from the CGU, including the impact of COVID-19. Refer to Note 6 for the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Defined benefit plans
The determination of pension benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation and mortality rates. Refer to Note 15 for further details about the Group’s defined benefit pension plan costs and obligations.
Significant judgements
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with TCCC. This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements. Refer to Note 6 for further details on the judgement regarding the lives of bottling agreements.
Earnings per share	Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of Shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share‑based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of Shares that would be issuable if the end of the period was the end of the contingency period.
Intangible assets and goodwill
Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment annually at the CGU level or more frequently if facts and circumstances indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
Franchise intangible assets
The Group’s bottling agreements contain performance requirements and convey the rights to distribute and sell products within specified territories. The Group’s agreements with TCCC for each of its territories have terms of 10 years and expire on 28 May 2026, with each containing the right for the Group to request a 10 year renewal. While these agreements contain no automatic right of renewal beyond that date, the Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual. The Group has never had a bottling agreement with TCCC terminated due to non-performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of bottling agreements, the Group’s mutually beneficial relationship with TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s franchise intangible assets.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is allocated to the CGU that is expected to benefit from the synergies of the combination irrespective of whether a CGU is part of the business combination.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services and payroll costs for employees devoting time to a software project and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware it is treated as an intangible asset; otherwise it is included within property, plant and equipment. The estimated useful life of capitalised software is between five and seven years. Amortisation expense for capitalised software is included within administrative expenses and was €54 million, €44 million and €43 million for the years ended 31 December 2020, 31 December 2019 and 31 December 2018, respectively.
Customer relationships
The Group acquired certain customer relationships in connection with the acquisitions of the Norway and Sweden bottling operations from TCCC in 2010 and the Merger with CCIP and CCEG in 2016. These customer relationships were recorded at their fair values on the date of acquisition, and they are amortised over an estimated economic life of 20 years. The fair values were determined using a “with and without” valuation technique, which compares the revenues with all assets of the business in place, to a “without” scenario, which assumes the customer relationship asset and related revenues do not exist and must be rebuilt over time.
Property, plant and equipment	Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life.
Intangible assets and goodwill	Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.
Trade accounts receivable	Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. The Group applies an expected credit loss reserve methodology to assess possible impairments. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties, payment history of the debtor as well as certain forward-looking macroeconomic indicators. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried.
Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described as one of the following, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 – Quoted prices in active markets for identical assets or liabilities.
•Level 2 – Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.
•Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The fair values of the Group’s cash and cash equivalents, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values.
Trade and other payables	Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method. Trade payables are non-interest bearing and are normally settled between 30 to 60 days.